Share Capital (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Capital [Abstract]
Authorized share capital	11,666,667	11,666,667	35,000,000
Issued and outstanding	9,190,808	9,190,808	27,572,426